Accounts Receivable - Additional information (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTradeReceivables [Line Items]
Loss allowance for accounts receivable	$ 0	$ 0
Trade and other current receivables due from related parties	$ 2,142,145
Estimated loss on default percent	45.00%	45.00%
Bottom of range [member]
DisclosureOfTradeReceivables [Line Items]
Probability of default	0.14%	0.13%
Top of range [member]
DisclosureOfTradeReceivables [Line Items]
Probability of default	18.24%	0.80%
Fellow Subsidaries [Member]
DisclosureOfTradeReceivables [Line Items]
Trade and other current receivables due from related parties	$ 2,142,145	$ 2,142,145
Fellow Subsidaries And Immediate Holding Company [Member]
DisclosureOfTradeReceivables [Line Items]
Loss allowance for accounts receivable	$ 0	0
Fellow Subsidaries And Immediate Holding Company [Member] | Investment Banking [member]
DisclosureOfTradeReceivables [Line Items]
Trade and other current receivables due from related parties		70,875,980
At fair value [member]
DisclosureOfTradeReceivables [Line Items]
Collateral On Margin loan receivable		$ 3,808,116